Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Jul. 02, 2024
Document Creation Date	dei_DocumentCreationDate	Jul. 02, 2024